License Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments

The future minimum lease payments of non-cancellable operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859

$599,393

The future minimum lease payments of non-cancellable operating lease commitments were as follows:

	December 31
	2016	2017	2018
No later than 1 year	$309,220	$555,133	$493,534
Between 1 and 5 years	485,053	632,340	105,859

	$794,273	$1,187,473	$599,393

Right-of-use assets
a.	Right-of-use assets—2019

March 31, 2019
Carrying amounts

Buildings	$267,111

For the Three Months Ended March 31, 2019
Depreciation charge for right-of-use assets Buildings	$56,739

Lease liabilities
b.	Lease liabilities—2019

March 31, 2019
Carrying amounts

Current	$223,833
Non-current	42,238

$266,071

Discount rate for lease liabilities was as follows:

March 31, 2019
Buildings	6%

Other lease information
d.	Other lease information

2019

For the Three Months Ended March 31, 2019
Expenses relating to short-term leases	$100,213

Expenses relating to low-value asset leases	$372

Total cash outflow for leases	$62,018